Cash, Cash Equivalents and Restricted Cash - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	$ 595,921	$ 664,844
Restricted cash and cash equivalents	16,412	116,801
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$ 612,333	$ 781,645	$ 852,894	$ 142,354